Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	kr (51,995)	kr (389)	kr (9,657)
Divestments	307	448	59
Cash flow from business combination [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(51,734)	(256)	(9,534)
Divestments	20	273	4
Acquisition or divestments of other investment [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(261)	(133)	(123)
Divestments	kr 287	kr 175	kr 55